Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,042	3,173
Granted (in shares) | shares	709	769
Exercised (in shares) | shares	(115)	(900)
Forfeited (in shares) | shares	(47)	0
Ending balance (in shares) | shares	3,589	3,042
Exercisable, December 31 (in shares) | shares	1,785	1,223
Weighted average exercise price
Beginning balance (in CAD per share) | $ / shares	$ 55.85	$ 49.65
Granted (in CAD per share) | $ / shares	68.12	63.39
Exercised (in CAD per share) | $ / shares	45.94	40.44
Forfeited (in CAD per share) | $ / shares	62.38	0
Ending balance (in CAD per share) | $ / shares	58.51	55.85
Exercisable, December 31 (in CAD per share) | $ / shares	$ 53.33	$ 50.22